INCOME TAXES - Components of Net Deferred Income Tax Assets (Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Insurance company loss reserves	$ 2,492	$ 4,610
Progress collections, contract assets and deferred items	2,365	1,947
Accrued expenses and reserves	2,215	2,342
Deferred expenses	1,438	1,325
Other compensation and benefits	1,173	1,650
Principal pension plans	1,146	1,509
Non-U.S. loss carryforwards	939	1,034
Investment securities	517	(1,987)
Other	483	1,152
Total deferred tax assets	12,768	13,582
Deferred tax liabilities
Investment in global operations	(946)	(1,725)
Other	(1,821)	(1,288)
Total deferred tax liabilities	(2,767)	(3,013)
Net deferred income tax asset (liability)	10,001	10,569
Valuation allowances	6,369	6,264
Valuation allowances related to assets other than non-U.S. loss carryforwards	3,264	$ 1,566
Net Operating Loss Carryforwards Expiring in Various Years Ending from 2022 Through 2024
Deferred tax assets
Non-U.S. loss carryforwards	8
Net Operating Loss Carryforwards Expiring in Various Years Ending from 2025 Through 2041
Deferred tax assets
Non-U.S. loss carryforwards	354
Net Operating Loss Carryforwards That May be Carried Forward Indefinitely
Deferred tax assets
Non-U.S. loss carryforwards	$ 577